19. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accrued Compensation	$ 2,375,000		$ 2,375,000		$ 2,250,000
Compensation			849,446
Interest expense	$ (396,864)	$ (1,778,111)	$ (849,001)	$ (3,155,076)	$ (4,241,841)	$ (3,559,532)
Preferred Stock Shares Issued	50,000		50,000		50,000
Preferred Stock Par Value	$ 0.001		$ 0.001		$ 0.001
Common Stock Warrants issued			1,332,885		0
Officer compensation expense accrued					$ 2,250,000	2,000,000
Interest accrued in other current liabilities					735,211	523,144
Interest expensed					$ 212,066	$ 186,513
Series B Preferred Stock
Preferred Stock Shares Issued		2,300,000		2,300,000	3,300,000	0
Preferred Stock Par Value		$ 0.10		$ 0.10	$ 0.10	$ 0.10
Series C Preferred Stock
Preferred Stock Shares Issued	50,000	50,000	50,000	50,000	1,000,000	1,000,000
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001